SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
Share-based Compensation
SHARE-BASED COMPENSATION

In May 2018, shareholders ratified and confirmed the Company’s new share unit plan and the grant of share units thereunder (further described below). As a result, the Company’s share based compensation arrangements now include restricted share units (“RSUs”) and performance share units (“PSUs”) in addition to stock options.

A summary of share based compensation expense recognized in the statement of income (loss) is as follows:

(in thousands)	2018	2017

Share based compensation expense for:
Stock options	$(1,051)	$(1,299)
RSUs	(337)	-
PSUs	(447)	-
Share based compensation expense	$(1,835)	$(1,299)

At December 31, 2018, an additional $1,615,000 in share-based compensation expense remains to be recognized up until April 2023.

Stock Options

The Company’s stock-based compensation plan (the “Plan”) provides for the granting of stock options up to 10% of the issued and outstanding common shares at the time of grant, subject to a maximum of 39,670,000 common shares. As at December 31, 2018, an aggregate of 21,274,893 options have been granted (less cancellations) since the Plan’s inception in 1997.

Under the Plan, all stock options are granted at the discretion of the Company’s board of directors, including any vesting provisions if applicable. The term of any stock option granted may not exceed ten years and the exercise price may not be lower than the closing price of the Company’s shares on the last trading day immediately preceding the date of grant. In general, stock options granted under the Plan have five year terms and vesting periods up to 24 months.

A continuity summary of the stock options of the Company granted under the Plan for 2018 is presented below:

		Weighted-
		Average
		Exercise
	Number of	Price per
	Common	Share
	Shares	(CAD)

Stock options outstanding – January 1, 2018	11,799,650	$0.94
Granted	3,427,543	0.61
Expiries	(816,000)	1.30
Forfeitures	(546,000)	0.90
Stock options outstanding – December 31, 2018	13,865,193	$0.83
Stock options exercisable – December 31, 2018	7,439,950	$0.93

A summary of the Company’s stock options outstanding at December 31, 2018 is presented below:

	Weighted		Weighted-
	Average		Average
	Remaining		Exercise
Range of Exercise	Contractual	Number of	Price per
Prices per Share	Life	Common	Share
(CAD)	(Years)	Shares	(CAD)

Stock options outstanding
$ 0.50 to $ 0.99	3.28	11,797,193	$0.74
$ 1.00 to $ 1.19	1.19	1,202,000	1.09
$ 1.20 to $ 1.39	0.35	11,000	1.33
$ 1.40 to $ 1.99	0.18	855,000	1.82
Stock options outstanding - December 31, 2018	2.91	13,865,193	$0.83

Options outstanding at December 31, 2018 expire between March 2019 and September 2023.

The fair value of each option granted is estimated on the date of grant using the Black-Scholes option pricing model. The following table outlines the range of assumptions used in the model to determine the fair value of options granted:

	2018	2017

Risk-free interest rate	2.02% - 2.12%	0.11% - 1.44%
Expected stock price volatility	43.17% - 48.39%	47.02% - 47.77%
Expected life	3.4 to 3.5 years	3.4 to 3.5 years
Estimated forfeiture rate	2.86% - 3.01%	2.94% - 4.14%
Expected dividend yield	–	–
Fair value per option granted	CAD$0.22 - CAD$0.23	CAD$0.21 - CAD$0.29

The fair values of stock options with vesting provisions are amortized on a graded method basis as stock-based compensation expense over the applicable vesting periods.

Share Units

The Company has a share unit plan which provides for the granting of share unit awards to directors, officers and employees of the Company. The maximum number of share units that are issuable under the share unit plan is 15,000,000. Each share unit represents the right to receive one common share from treasury, subject to the satisfaction of various time and / or performance conditions.

Under the plan, all share unit grants, vesting periods and performance conditions therein are approved by the Company’s board of directors. Share unit grants are either in the form of RSUs or PSUs. RSUs granted in 2018 vest ratably over a period of three years. PSUs granted in 2018 vest ratably over a period of five years, based upon the achievement of certain non-market performance vesting conditions.

A continuity summary of the RSUs of the Company granted under the share unit plan is presented below:

		Weighted-
		Average
	Number of	Fair Value
	Common	Per RSU
	Shares	(CAD)

RSUs outstanding – January 1, 2018	-	$-
Granted	1,299,432	0.65
Forfeitures	(99,000)	0.65
RSUs outstanding – December 31, 2018	1,200,432	$0.65
RSUs vested – December 31, 2018	-	$-

A continuity summary of the PSUs of the Company granted under the share unit plan is presented below:

Weighted-
Average
	Number of	Fair Value
	Common	Per PSU
	Shares	(CAD)

PSUs outstanding – January 1, 2018	-	$-
Granted	2,200,000	0.65
PSUs outstanding – December 31, 2018	2,200,000	$0.65
PSUs vested – December 31, 2018	-	$-